Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002879
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class AAA
C000002881
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class C
Average Annual Return, Percent	5.13%		9.81%	6.02%	2.71%
C000034312
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class I
C000002878
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Gabelli Gold Fund, Inc. - Class A
Average Annual Return, Percent	0.39%		5.19%	5.55%	2.87%
Without Sales Load [Member] | C000002879
Average Annual Return [Line Items]
Average Annual Return, Percent	6.47%		11.57%	6.80%	3.47%
Without Sales Load [Member] | C000034312
Average Annual Return [Line Items]
Average Annual Return, Percent	6.64%		11.89%	7.07%	3.74%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%		16.53%	11.96%	4.35%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%		14.07%	5.98%	2.70%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%		16.53%	11.96%	4.35%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%		14.07%	5.98%	2.70%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%		16.53%	11.96%	4.35%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%		14.07%	5.98%	2.70%
Philadelphia Gold & Silver Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.20%		16.53%	11.96%	4.35%
NYSE Arca Gold Miners Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%		14.07%	5.98%	2.70%